Expense Example - FidelityLargeCapGrowthIndexFund-PRO - FidelityLargeCapGrowthIndexFund-PRO - Fidelity Large Cap Growth Index Fund - Fidelity Large Cap Growth Index Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45